Mezzanine Equity - Summary of Mezzanine Equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Temporary Equity [Line Items]
Balance as of January 1	¥ 1,605,639	$ 226,150	¥ 1,468,029
Accretion of mezzanine equity	153,294	21,591	137,610
Balance as of December 31	¥ 1,758,933	$ 247,741	¥ 1,605,639